COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS - Movements in Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
Balance at the beginning of year	$ 11,835	$ 6,150	$ 6,981
Adoption of ASU 2016-13	0	3,111	0
Additions (reversals)	209	1,758	(651)
Translation adjustments	134	816	(180)
Balance at the end of year	$ 12,178	$ 11,835	$ 6,150